Additional Subsequent Events (Details Textual) - USD ($)	1 Months Ended	3 Months Ended	4 Months Ended	5 Months Ended
	Apr. 30, 2016	Mar. 21, 2016	May 02, 2016	Dec. 31, 2015
Stock Issued During Period, Shares, New Issues			234,296
Stock Issued During Period, Value, New Issues			$ 702,888	$ 1,600
Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues	97,130	128,833
Stock Issued During Period, Value, New Issues	$ 291,390	$ 386,499